Stock-Based Compensation (Narratives) (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized under existing stock based compensation plans (in shares)		274,000,000
Additional shares considered authorized under previous stock based compensation plans (in shares)		66,200,000
Unused shares available to be granted (in shares)		111,600,000
Fair value assumptions used in estimating pricing of options
Stock-based compensation cost, unrecognized, related to non-vested awards		$ 871,000,000	$ 874,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition		2 years 8 months
Capitalized stock-based compensation cost		$ 0	$ 0	$ 0
Additional stock options and RSU outstanding in connection with acquisitions (in shares)		400,000
Additional options outstanding, weighted-average exercise price (in dollars per share)		$ 50
Treasury stock, Shares (in shares)		1,255,494,724	1,224,685,815
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		4 years
Contractual term		10 years
Fair value assumptions used in estimating pricing of options
Total intrinsic value of options exercised		$ 74,000,000	$ 323,000,000	614,000,000
Cash received from exercises of stock-based awards		119,000,000	364,000,000	505,000,000
Tax benefit from exercise of stock based awards		$ 26,000,000	$ 107,000,000	$ 199,000,000
Stock options, grants in period		0	0	0
Stock options | Annual tranche
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of awards vested per year (as a percent)		25.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Remaining weighted-average contractual term		3 years
Fair value assumptions used in estimating pricing of options
Fair value of stock units granted		$ 606,000,000	$ 434,000,000	$ 481,000,000
Fair value of stock units vested and released		583,000,000	378,000,000	386,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards		800,000,000	754,000,000	871,000,000
Cash received from exercises of stock-based awards		$ 0	0	0
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		5 years
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		3 years
Fair value assumptions used in estimating pricing of options
Fair value of stock units granted		$ 174,000,000	257,000,000	170,000,000
Fair value of stock units vested and released		156,000,000	161,000,000	156,000,000
RSUs and PSUs
Fair value assumptions used in estimating pricing of options
Income tax benefits		$ 228,000,000	$ 222,000,000	$ 312,000,000
Employee Stock Purchase Plan
Fair value assumptions used in estimating pricing of options
Discount on purchase of common stock (as a percent)		5.00%
Maximum percentage of payroll deductions on eligible compensation (as a percent)		10.00%
Maximum stock purchases by employees, value		$ 25,000
Maximum stock purchases by employees (in shares)		1,000
Employees purchased shares under the ESPP (in shares)		1,300,000	1,300,000	1,500,000
Shares available for purchase under the ESPP (in shares)		23,100,000	24,400,000	2,300,000
Employee Stock Purchase Plan | 2014 ESPP Reserve
Fair value assumptions used in estimating pricing of options
Additional shares of authorized common stock that was reserved and approved for issuance under the ESPP (in shares)	25,000,000